Summary of Significant Accounting Policies - Additional information (Details) € in Thousands, shares in Thousands			12 Months Ended
	Mar. 28, 2016 CNY (¥)	Mar. 15, 2016 EUR (€) MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 17, 2016 CNY (¥)	May 10, 2016 USD ($) shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Net loss			$ (185,080,000)	$ (5,196,000)	$ (32,244,000)
Net cash used in operating activities			$ (155,518,000)	(56,456,000)	11,212,000
Accumulated deficit				(61,270,000)					$ (246,068,000)
Working capital				129,005,000					(79,982,000)
Other current liabilities				33,762,000					71,379,000
Contractual milestones remaining payment percentage			10.00%
Accounts receivable period under contract			30 days
Impairment of project assets			$ 10,853,000	0	0
Goodwill, impairment loss			$ 0	0
Uncertainty tax position				0	0				0
Percentage of tax position benefit maximum than being realized upon ultimate settlement			50.00%
Progress payments netted against contracts costs			$ 2,161,000	5,600,000
Estimated losses on uncompleted contracts			0	0	2,816,000
Interest earned on finance leases			1,486,000	0	0
Project Assets
Summary Of Significant Accounting Policies [Line Items]
Impairment of project assets			$ 5,932,000
EPC revenue
Summary Of Significant Accounting Policies [Line Items]
Contract receivable description			Group normally requests a down payment of 3%- 10% upon signing of contract, payment of up to 90%- 95% in 90 days after connection to the grid and customers' acceptances of project completion, and the remaining balance of 5%- 10% one year thereafter
EPC revenue | 90 Days After Connection to Grid
Summary Of Significant Accounting Policies [Line Items]
Payment period under contract			90 days
Engineering Documents
Summary Of Significant Accounting Policies [Line Items]
Contractual milestones payment percentage			5.00%
Procurements
Summary Of Significant Accounting Policies [Line Items]
Contractual milestones payment percentage			75.00%
Construction
Summary Of Significant Accounting Policies [Line Items]
Contractual milestones payment percentage			10.00%
PV Modules
Summary Of Significant Accounting Policies [Line Items]
Warranty term			25 years
Notes Receivable
Summary Of Significant Accounting Policies [Line Items]
Term of promissory notes			15 years
Allowance for losses, Note receivable				288,000					$ 0
Notes Receivable | London Interbank Offered Rate (LIBOR)
Summary Of Significant Accounting Policies [Line Items]
Note receivable issued, interest rate								4.60%	4.60%
Sinsin Group Settlement Agreement
Summary Of Significant Accounting Policies [Line Items]
Other current liabilities								€ 42,396	$ 46,038,000
Sinsin Group Settlement Agreement | Payment Schedule on or before November 30,2017
Summary Of Significant Accounting Policies [Line Items]
Other current liabilities | €								€ 39,113
Subsequent Events
Summary Of Significant Accounting Policies [Line Items]
Commitments from Shareholders to acquire common stock, shares | shares							75,990
Commitments from shareholders to acquire common stock, value							$ 57,680,000
Line of credit facility, maximum borrowing capacity | ¥						¥ 600,000,000
Subsequent Events | Sinsin Group Settlement Agreement
Summary Of Significant Accounting Policies [Line Items]
Payment for business acquisition | €		€ 3,283
Annual interest rate		6.00%
Power capacity of PV plant to be pledged | MW		26.57
Subsequent Events | Kangfu Leasing
Summary Of Significant Accounting Policies [Line Items]
Sales-leaseback, proceeds from transaction | ¥	¥ 140,000,000
Sales-leaseback, interest rate	6.125%
Sales-leaseback, lease term	10 years
General and administrative
Summary Of Significant Accounting Policies [Line Items]
Advertising costs			$ 22,448,000	$ 0	$ 42,000
Minimum | EPC revenue | Down Payment
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			3.00%
Minimum | EPC revenue | 90 Days After Connection to Grid
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			90.00%
Minimum | EPC revenue | One Year Thereafter
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			5.00%
Minimum | Inverter and balance of system components
Summary Of Significant Accounting Policies [Line Items]
Warranty term			5 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Group's ownership in subsidiaries								100.00%	100.00%
Maximum | EPC revenue | Down Payment
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			10.00%
Maximum | EPC revenue | 90 Days After Connection to Grid
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			95.00%
Maximum | EPC revenue | One Year Thereafter
Summary Of Significant Accounting Policies [Line Items]
Contract payment percentage			10.00%
Maximum | Inverter and balance of system components
Summary Of Significant Accounting Policies [Line Items]
Warranty term			10 years